Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-41495
Entity Registrant Name	INTELLINETICS, INC.
Entity Central Index Key	0001081745
Entity Tax Identification Number	87-0613716
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2190 Dividend Dr.
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43228
City Area Code	(614)
Local Phone Number	388-8908
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	INLX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false